CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2025	Jun. 30, 2025	Jan. 31, 2025
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000		500,000,000
Common Stock, Shares, Outstanding	3,373,750		3,075,000
Greenland Exploration Limited
Common Stock, Par or Stated Value Per Share		$ 0
Common Stock, Shares Authorized		10,000,000
Common Stock, Shares, Outstanding		1,500,000